Note 16 - Other Non-Operating Income (Expense) - Schedule of Other Non-Operating Income (Expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Foreign exchange gain (loss)	$ (4,338)	$ 1,485	$ (780)
Interest (expense) income	(7,274)	(8,147)	328
Realized gain (loss) on marketable securities	306	90	(220)
Other non-operating income	298	100	11
Reversal of impairment (Note 8)	0	0	1,338
Year ended December 31	$ (11,008)	$ (6,472)	$ 677